Condensed Consolidated Statements Of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Condensed Consolidated Statements Of Operations [Abstract]
Revenue	$ 3,098	$ 3,489	$ 5,890	$ 6,313
Cost of goods sold	2,512	2,702	4,722	4,959
Gross profit	586	787	1,168	1,354
Operating expenses:
Selling and marketing	529	638	1,282	1,253
General and administrative	754	550	1,462	1,208
Total operating expenses	1,283	1,188	2,744	2,461
Loss from operations	(697)	(401)	(1,576)	(1,107)
Interest income	4		21
Interest expense	(38)	(173)	(76)	(262)
Other income, net	1	7	14	9
Loss before income taxes	(730)	(567)	(1,617)	(1,360)
Income tax expense, net	(8)	(9)	(12)	(12)
Net loss	$ (738)	$ (576)	$ (1,629)	$ (1,372)
Net loss per share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.03)
Weighted average basic and diluted common shares outstanding	61,667,668	42,394,860	61,666,552	41,996,071